                          VAN KAMPEN SENIOR LOAN FUND

                         SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 30, 2007

     The Statement of Additional Information is supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, effective June 5, 2008, Jerry W. Miller replaced Ronald E. Robison as follows:

Jerry W. Miller         Principal         Officer         President and Chief Executive
(47)                    Executive         since 2008      Officer of Van Kampen Investments
522 Fifth Avenue        Officer                           since June 2008. Central Division
New York, NY 10036                                        Director for Morgan Stanley's Global
                                                          Wealth Management Group from March
                                                          2006 to June 2008. Previously, Chief
                                                          Operating Officer of the global
                                                          proprietary business of Merrill
                                                          Lynch Investment Management from
                                                          2002 to 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SLFSPTSAI1 6/08